Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of stock options outstanding and exercisable
Options Outstanding		Options Exercisable
Number Outstanding on March 31, 2023	Weighted Average Remaining Contractual Life	Number Exercisable on March 31, 2023	Exercise Price
	Years		$
125,000	8	125,000	1.41
370,000	8	277,500	1.81
95,000	8	31,667	2.49
590,000		434,167

Options Outstanding		Options Exercisable
Number Outstanding on December 31, 2022	Weighted Average Remaining Contractual Life	Number Exercisable on December 31, 2022	Exercise Price
	Years		$
125,000	8.5	125,000	1.41
370,000	8.5	277,500	1.81
95,000	8.5	31,667	2.49
590,000		434,167

Schedule of stock option plan
	Three Months Ended March 31, 2023		Year ended December 31, 2022
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Options outstanding at the beginning of period:	590,000	$1.83	1,558,000	$1.74
Changes during the period:
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Forfeited	-	$-	(968,000)	$1.68

Options outstanding at the end of the period	590,000	$1.83	590,000	$1.83
Options exercisable at the end of the period	434,167	$1.74	434,167	$1.74

	Year ended December 31, 2022		Year ended December 31, 2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Options outstanding at the beginning of period:	1,558,000	$1.74	1,158,000	$2.24
Changes during the period:
Granted	-	$-	740,000	$1.97
Exercised	-	$-	(60,000)	$1.35
Forfeited	(968,000)	$1.68	(280,000)	$1.41

Options outstanding at the end of the period	590,000	$1.83	1,558,000	$1.74
Options exercisable at the end of the period	434,167	$1.74	1,118,000	$1.57

Schedule of warrants outstanding
	Warrants Outstanding	Average Exercise Price	Remaining Contractual Life
Balance, December 31, 2022	62,863,879	$2.854	4.25
Granted	-	$-	-
Forfeited	-	$-	-
Exercised	-	$-	-
Balance, March 31, 2023	62,863,879	$2.854	4

	Warrants Outstanding	Average Exercise Price	Remaining Contractual Life
Balance, December 31, 2021	62,863,879	$2.854	4.5
Granted	-	$-	-
Forfeited	-	$-	-
Exercised	-	$-	-
Balance, December 31, 2022	62,863,879	$2.854	4.25